Average Annual Total Returns (Invesco Moderate Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return Before Taxes
1 Year	12.28%
5 Years	3.49%
Since Inception	5.28%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions | Class Institutional, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions
1 Year	11.24%
5 Years	2.17%
Since Inception	4.13%
Inception Date	Apr. 30, 2004
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Moderate Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (04/30/04)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.08%
5 Years	2.39%
Since Inception	4.02%
Inception Date	Apr. 30, 2004
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	4.03%
Inception Date	Apr. 30, 2004
Custom Moderate Allocation Index (pre-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Allocation Index (pre-9/30/10) :
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	12.26%
5 Years	4.45%
Since Inception	5.77%
Inception Date	Apr. 30, 2004
Custom Moderate Allocation Index (post-9/30/10)
Average Annual Total Returns
Label	Custom Moderate Allocation Index (post-9/30/10) :
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.61%
5 Years	4.33%
Since Inception	5.67%
Inception Date	Apr. 30, 2004
Lipper Mixed-Asset Target Allocation Moderate Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Moderate Funds Index:
1 Year	11.54%
5 Years	3.63%
Since Inception	4.74%
Inception Date	Apr. 30, 2004